Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000004223 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004223 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004223 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004223 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004223 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004223 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004223 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004223 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004223 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004223 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004223 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004223 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004223 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004223 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004223 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004223 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004223 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004223 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000004223 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004223 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004223 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004223 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000004223 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	87.00%
C000004223 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	10.50%
C000004223 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000004216 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004216 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004216 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004216 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004216 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004216 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004216 | 46137V357 | Invesco S&P 500® Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004216 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004216 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004216 | 539830109 | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004216 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004216 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004216 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004216 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004216 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004216 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004216 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004216 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004216 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004216 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000004216 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004216 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000004216 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004216 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.10%
C000004216 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000004216 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000004221 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004221 | 78467Y107 | SPDR S&P MidCap 400® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004221 | 921935805 | Vanguard U.S. Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004221 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004221 | 363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004221 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004221 | 59522J103 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004221 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004221 | 858119100 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004221 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004221 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004221 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004221 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004221 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004221 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004221 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004221 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000004221 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000004221 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004221 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000004221 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004221 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.90%
C000004221 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000004221 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.30%
C000004218 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004218 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004218 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004218 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004218 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004218 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004218 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004218 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004218 | 00724F101 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004218 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004218 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000004218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004218 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000004218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004218 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000004218 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000094748 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094748 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094748 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094748 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094748 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094748 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094748 | 03524A108 | Anheuser-Busch InBev S.A./N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094748 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094748 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094748 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094748 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000094748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000094748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000094748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000094748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000094748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094748 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.60%
C000094748 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.40%
C000094749 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094749 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094749 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094749 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094749 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094749 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094749 | 016255101 | Align Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094749 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094749 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094749 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094749 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094749 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000094749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000094749 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000094749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000094749 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000094749 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000094749 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150331 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150331 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150331 | 609027107 | Monarch Casino & Resort, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150331 | P73684113 | OneSpaWorld Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150331 | 860372101 | Stewart Information Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150331 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150331 | 29605J106 | ESAB Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150331 | 466032109 | J & J Snack Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150331 | 69007J106 | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150331 | 92511U102 | Verra Mobility Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000150331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000150331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000150331 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150331 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.30%
C000150331 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150331 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000164143 | NextEra Energy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164143 | Meta Platforms, Inc._4.95_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164143 | U.S. Treasury Notes_2.75_2025-06-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164143 | Chevron Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Johnson & Johnson_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Philip Morris International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | L3Harris Technologies, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | U.S. Treasury Notes_4.625_2026-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | Bank of Montreal_5.92_2025-09-25
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | Anheuser-Busch InBev S.A./N.V._0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | 76541VNL7 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164143 | 31846V328 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164143 | 015271109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164143 | 548661EK9 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164143 | 40434L105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164143 | G16252101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164143 | 254687106 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000164143 | 912797LD7 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164143 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000164143 | 682680BH5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164143 | 427866108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164143 | 58933YBK0 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000164143 | 172967424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000164143 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000164143 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164143 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000164143 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164143 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246245 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246245 | 016255101 | Align Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246245 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246245 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246245 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246245 | 654106103 | NIKE, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246245 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246245 | 577933104 | Maximus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246245 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246245 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246245 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246245 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246245 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246245 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246245 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246245 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000246245 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246245 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000246245 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246245 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.10%
C000246245 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%